Annual Total Returns- Invesco Treasury Obligations Portfolio (Institutional) [BarChart] - Institutional - Invesco Treasury Obligations Portfolio - Institutional Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.05%	0.04%	0.02%	0.03%	0.03%	0.11%	0.18%	0.71%	1.72%	2.05%